Segment and geographic information - Major components of Income before income taxes in "Other" (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting Information [Line Items]
Total		¥ 473,513	¥ 284,191	¥ 179,745
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Net gain (loss) related to economic hedging transactions		(5,809)	2,021	(4,846)
Realized gain on investments in equity securities held for operating purposes		1,475	21,027	28,385
Equity in earnings of affiliates		51,221	46,420	47,744
Corporate items		(5,884)	(11,997)	(12,590)
Other	[1],[2]	5,886	(10,068)	14,692
Total		¥ 46,889	¥ 47,403	¥ 73,385

[1]	Includes the impact of Nomura’s own creditworthiness.
[2]	Income before income taxes for the year ended March 31, 2023 includes a gain of approximately ¥28.0 billion from the sale of Nomura Research Institute, Ltd. ordinary shares.